SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Restricted cash		$ 2,228
Weighted-average interest rate of short-term bank deposits	5.90%	6.70%
Impairment of Property, plant and equipment	$ 0	$ 0	$ 0
Number of reporting units | item	1
Impairment of goodwill	$ 0	0	0
Capitalization of website and software development costs	$ 5,987	4,585	6,628
Monthly salary deposited as insurance fund	8.33%
Participant's compensation (in percentage)	4.00%
Deferred revenue	$ 18,945	13,920
Advertising costs	$ 164,370	$ 125,625	$ 92,048